UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2008 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Market Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-100.0%
Aerospace/Defense-0.8%

Axle Tech International	BTL-B	Ba3	BB-	4.49-4.80%	10/21/12	$196,429	$182,678
McKechnie Aerospace De, Inc.@	2nd Lien	Ba3	CCC+	8.71	05/11/15	1,500,000	1,124,999
Wesco International Inc.	2nd Lien	Caa1	B-	9.46	03/28/14	500,000	462,499

							1,770,176

Automobile-2.8%

Allison Transmission, Inc.	BTL-B	B1	BB-	5.22-5.57	08/07/14	1,957,530	1,626,845
FleetPride Corp.	BTL-B	Ba3	BB-	6.26	06/06/13	226,563	169,921
KAR Holdings, Inc.	BTL	Ba3	B+	6.02	10/20/13	2,880,697	2,378,374
Key Safety Systems, Inc.	1st Lien	B1	B+	5.04-5.96	03/08/14	1,477,500	1,152,449
Ozburn-Hessey Holding Co. LLC	BTL	B1	B	5.88-6.33	08/30/12	506,183	453,033
United Components, Inc.#	Tranche D	Ba3	BB-	4.81	06/30/12	416,465	387,311
Visteon Corp.	BTL-B	Ba3	BB-	6.10	12/13/13	1,000,000	596,999

							6,764,932

Beverage, Food & Tobacco-3.8%

Aramark Corp.	LOC	Ba3	BB	5.03	01/26/14	97,663	84,938
Aramark Corp.	BTL	Ba3	BB	5.64	01/26/14	1,537,275	1,337,001
B&G Foods, Inc.#	BTL-B	Ba2	BB-	4.81	02/26/13	565,217	531,304
Best Brands Corp.	BTL-C	Ca	CC	18.00	06/30/13	1,532,998	1,241,728
Birds Eye Foods, Inc.	BTL	Ba3	B+	5.52	03/22/13	851,667	753,725
Dean Foods Co.	BTL-B	B1	BB	5.21-5.27	04/02/14	985,000	872,218
Dole Food Co., Inc.	BTL-B	Ba3	B+	4.56-6.00	04/12/13	169,475	148,503
Dole Food Co., Inc.	BTL-C	Ba3	B+	4.56-6.00	04/12/13	680,233	596,054
Dole Food Co., Inc.	CLD	Ba3	B+	4.79	04/12/13	93,023	81,512
Fresh Start Bakeries, Inc.@	2nd Lien	Caa1	CCC+	9.56	03/29/14	250,000	190,000
NPC International, Inc.	BTL	Ba3	B+	4.24-5.52	05/03/13	1,572,024	1,422,682
Pinnacle Foods Group, Inc.	BTL-B	B2	B	5.24-5.56	04/02/14	987,500	825,385
Wrigley Jr. Co.	BTL-B	Baa2	BBB	7.75	09/30/14	1,000,000	982,946

							9,067,996

Broadcasting & Entertainment-9.6%

Century - TCI California LP †#@	Revolver	NR	NR	5.00	12/31/07	10,000	9,900
Cequel Communications LLC	BTL	B1	BB-	4.79-6.00	11/05/13	1,970,000	1,718,825
Charter Communications Operating LLC	BTL	B1	B+	4.80	03/06/14	3,970,000	3,171,038
Citadel Broadcasting Co.	BTL-B	B1	BB-	5.34-5.40	05/31/14	6,000,000	4,455,000
Cumulus Media, Inc.	BTL	B1	B	4.50-5.46	06/07/14	1,932,427	1,497,631
Gray Television, Inc.	BTL-B	B2	B	4.29-5.25	11/15/14	897,780	700,268
HIT Entertainment, Ltd.@	2nd Lien	B3	B-	8.30	02/26/13	1,000,000	775,000
Intelsat Zeus, Ltd.	BTL	B1	BB-	5.29	07/03/13	967,763	883,688
Local TV LLC	BTL-B	Ba3	B+	4.87-5.77	05/07/13	849,522	730,589
Mission Broadcasting, Inc.	BTL-B	Ba2	B+	5.51	10/01/12	1,179,711	1,032,247
Nexstar Broadcasting, Inc.	BTL-B	Ba2	B+	5.51	08/14/12	1,116,380	976,833
NextMedia Operating, Inc.	2nd Lien	Caa2	CCC	10.70	11/15/13	501,264	388,480
PanAmSat Corp.	BTL-B2A	B1	BB-	5.29	01/03/14	740,532	675,272
PanAmSat Corp.	BTL-B2B	B1	BB-	5.29	01/03/14	740,308	675,069
PanAmSat Corp.	BTL-B2C	B1	BB-	5.29	01/03/14	740,308	675,069
Spanish Broadcasting Systems, Inc.	1st Lien	B3	B-	5.52	06/10/12	965,000	579,000
Univision Communications, Inc.	BTL-B	B1	B	5.05-6.25	09/15/14	4,000,000	2,594,000
WideOpenWest Finance LLC	BTL	B2	B-	5.30-6.27	06/22/14	1,000,000	780,000
Young Broadcasting, Inc.	BTL	B2	B-	5.31-6.31	11/03/12	967,500	752,231

							23,070,140

Buildings & Real Estate-4.8%

Brand Services, Inc.	BTL	B1	B	5.06-6.06	02/07/14	1,970,000	1,837,846
Brand Services, Inc.	BTL-B2	B1	B	6.06-7.06	02/07/14	990,000	921,938
Brickman Group Holdings, Inc.#@	BTL-B	B2	B	5.70	01/23/14	1,970,000	1,758,225
Building Materials Holding Corp.	Junior 2nd Lien	Caa2	BB	9.50	09/15/14	1,000,000	705,000
Building Materials Holding Corp.	BTL	B3	B+	5.56	02/22/14	982,631	776,278
LandSource Communities Development LLC(5)(7)	BTL-B	NR	NR	8.50	02/27/13	905,208	515,968
LandSource Communities Development LLC@(5)(7)	2nd Lien	NR	NR	10.55	02/27/14	500,000	50,625
North Las Vegas@	1st Lien	B3	CCC+	7.70	05/01/11	223,070	159,495
North Las Vegas@	2nd Lien	Caa3	CC	11.95	05/01/12	250,000	62,500
PGT Industries, Inc.	BTL-A2	Caa1	B-	7.75	02/14/12	329,268	291,402
Realogy Corp.	CLTL	B1	B+	5.31	10/10/14	733,144	547,568
Realogy Corp.	BTL	B1	B+	5.49-6.43	10/10/13	2,723,106	2,033,820
Tensar Earth Technologies	BTL-B	B1	B+	6.30	10/31/12	939,894	817,707
ValleyCrest Cos.	1st Lien	B2	B+	4.82	10/08/13	982,991	850,288
Yellowstone Club	BTL	B1	B	6.08	09/30/10	204,667	163,733

							11,492,393

Cargo Transport-3.1%

Cardinal Logistics Management, Inc.#@	2nd Lien	NR	NR	5.00	03/23/14	1,000,000	250,000
Dockwise Transport BV	BTL-B1	B1	B	6.01	04/01/15	244,379	213,832
Dockwise Transport BV	BTL-B2	B1	B	6.01	04/01/15	500,000	437,500
Dockwise Transport BV	BTL-C1	B1	B	6.64	04/01/16	244,379	213,832
Dockwise Transport BV	BTL-C2	B1	B	6.64	04/01/16	500,000	437,500
Dockwise Transport BV	BTL-D	B1	B	8.26	07/12/16	500,000	421,250
Dockwise Transport BV	BTL-D2	B1	B	8.26	07/12/16	1,000,000	842,500
Greatwide Logistics Services, Inc.†(7)	2nd Lien	C	CCC	9.31	06/19/14	1,000,000	512,500
Hertz Corp.	Tranche B	Ba1	BB+	3.99-4.69	12/21/12	343,705	307,143
RailAmerica, Inc.	CND TL	B3	B	6.79	08/14/09	60,800	58,976
RailAmerica, Inc.	BTL-B	B3	B	6.79	08/14/09	939,200	911,024
Swift Transportation Co., Inc.	BTL-B	B1	B+	6.06	05/10/14	4,418,605	2,883,140

							7,489,197

Chemicals, Plastics & Rubber-5.2%

AZ Chemicals, Inc.	1st Lien	B1	BB-	4.81	02/28/13	936,284	795,842
Brenntag AG	BTL	B1	B+	5.07	01/20/14	49,091	41,482
Brenntag AG	BTL-B2	B1	B+	5.07	01/20/14	200,909	169,768
Cognis GmbH	STFA	B1	B	4.82	09/15/13	1,000,000	864,375
Cristal Inorganic Chemicals US, Inc.	1st Lien	Ba3	B+	6.01	05/15/14	992,500	798,963
Georgia Gulf Corp.	BTL-B	Ba3	B	4.99	10/03/13	498,575	447,471
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B+	5.06	05/05/13	805,108	622,952
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B+	6.06	05/05/13	174,446	134,978
Huntsman International LLC	BTL-B	Ba1	BB+	5.46	04/21/14	2,878,049	2,535,765
Ineos US Finance LLC	BTL-B	Ba3	BB-	5.73-5.95	12/16/13	685,674	571,895
Ineos US Finance LLC	BTL-C	Ba3	BB-	6.23-6.45	12/16/14	685,486	586,305
ISP Chemco, Inc.	BTL-B	Ba3	BB-	4.00-4.31	06/04/14	1,481,250	1,295,168
Kraton Polymers LLC	BTL-B	B1	B-	5.75	05/12/13	373,289	333,782
Lyondell Chemical Co.	BTL-B2	Ba2	BB-	7.00	05/28/15	1,094,500	798,376
Lyondell Chemical Co.	BTL-B3	Ba2	BB-	7.00	05/28/15	995,000	708,938
Momentive Performance	BTL	Ba3	BB-	6.00	12/04/13	976,959	854,350
Wellman, Inc.@(5)(7)	2nd Lien	NR	NR	9.99	02/01/10	1,000,000	237,500
Yankee Candle Co.	BTL-B	Ba3	BB-	5.43-5.77	02/06/14	923,269	764,005

							12,561,915

Containers, Packaging & Glass-1.2%

Graham Packaging Co. LP	BTL-B	B1	B+	4.75-6.06	10/07/11	2,955,000	2,649,033
MMGS Packaging Acquisition@	2nd Lien	Caa2	CC	8.31	03/08/15	500,000	118,750

							2,767,783

Diversified/Conglomerate Manufacturing-3.1%

Accuride Corp.	BTL-B	Ba3	BB-	6.69-6.94	01/31/12	1,071,364	935,657
Cinram International, Inc.	BTL-B	B1	B+	4.80	05/05/11	982,412	758,913
Culligan International Co.	BTL-B	B2	B-	5.96-6.02	11/24/12	985,000	691,963
Oshkosh Truck Corp.	BTL-B	Ba3	BB+	3.99-5.21	12/06/13	890,000	771,440
RGIS LLC	Delayed Draw	B1	B-	6.20	05/01/14	47,024	37,384
RGIS LLC	BTL-B	B1	B-	5.31-6.20	04/27/14	940,476	747,679
Veyance Technologies, Inc.	1st Lien	B1	B+	5.30	07/02/14	2,598,750	2,169,956
Veyance Technologies, Inc.	Delayed Draw	B1	B+	6.21	07/02/14	372,188	310,777
X-Rite, Inc.	1st Lien	B3	B-	9.50	10/29/12	978,285	919,588

							7,343,357

Diversified/Conglomerate Service-0.8%

Bridge Information Systems, Inc. †#@	BTL-B	Caa1	D	8.00	05/29/05	397,353	0
NES Rentals Holdings	2nd Lien	Caa1	B-	9.50	07/20/13	2,157,140	1,553,141
Protection One, Inc.	BTL	Ba2	BB	5.95-5.96	04/18/11	454,805	400,228

							1,953,369

Electronics-2.8%

Aspect Software, Inc.	Tranche A-1	Ba3	BB-	6.25	07/11/11	390,000	347,100
Infor Global Solutions	Delayed Draw	B1	B+	7.52	07/28/12	336,000	260,820
Infor Global Solutions	BTL	B1	B+	7.52	07/28/12	644,000	499,905
Radio Systems, Inc.	BTL-B	B2	B+	5.22	10/05/13	470,255	444,391
Reynolds & Reynolds Co.	1st Lien	Ba2	BB	5.70	10/26/12	842,195	748,501
Reynolds & Reynolds Co.	2nd Lien	B3	B	9.20	10/26/13	250,000	220,938
Sensata Technologies BV	BTL-B	B1	BB	4.54	04/30/13	1,964,824	1,654,751
SunGard Data Systems, Inc.	BTL-B	Ba3	BB	4.55	02/28/14	2,873,639	2,508,149

							6,684,555

Finance-8.3%

Alliant Holdings	BTL-B	B2	B	6.76	11/01/14	990,000	856,350
Amwins Group, Inc.	1st Lien	B2	B-	4.99-5.31	06/08/13	1,975,000	1,530,625
Bankruptcy Management Solutions	2nd Lien	Caa1	CCC	9.95	07/31/13	245,000	147,000
Chrysler Financial Services LLC	BTL-B	B2	CCC+	6.82	08/03/12	990,000	672,457
First Data Corp.	BTL-B1	Ba3	BB-	5.93-6.51	09/24/14	1,980,000	1,697,024
First Data Corp.	BTL-B3	Ba3	BB-	5.95-6.51	09/24/14	990,000	850,575
Hub International Holdings, Inc.@	BTL	B2	B+	6.26	06/13/14	2,420,343	2,111,749
Hub International Holdings, Inc.@	Delayed Draw	B2	B+	6.26	06/13/14	544,010	474,649
iPayment, Inc.	BTL-B	B1	B	4.49-6.00	05/08/13	1,933,199	1,619,054
LPL Holdings, Inc.@	Tranche D	Ba3	B	5.51	06/29/14	1,979,899	1,781,910

National Processing Co. LLC	1st Lien	B2	B+	5.80-7.00	09/29/12	1,419,964	1,192,770
National Processing Co. LLC	2nd Lien	Caa2	CCC+	9.30	09/29/14	500,000	392,500
Neff Corp.	2nd Lien	Caa1	B-	6.40	10/31/14	500,000	258,334
NES Tanks	2nd Lien	Caa2	B	6.55	04/06/14	500,000	340,000
Nielsen Finance LLC	BTL-B	Ba3	B+	4.80	08/15/13	989,905	859,237
Rental Service Corp.	2nd Lien	B3	B-	6.30	11/30/13	2,295,841	1,823,281
TransFirst Holdings, Inc.	BTL-B	B2	B	6.52	06/15/14	2,967,450	2,514,914
USI Holdings Corp.	BTL-B	B2	B	6.52	05/04/14	989,975	839,004

							19,961,433

Healthcare, Education & Childcare-4.3%

AMR/EmCare Holdings	BTL	Ba1	BB	4.82-5.43	02/10/12	635,538	592,639
CHG Cos., Inc.	2nd Lien	B1	B	8.49	12/08/13	1,000,000	865,000
Gambro AB	BTL-B	B2	B-	5.62	06/05/14	430,973	370,637
Gambro AB	BTL-C	B2	B-	6.12	06/05/15	430,973	370,637
Health Management Associates	BTL-B	B1	BB-	5.51	02/28/14	2,821,909	2,391,568
Hologic, Inc.	BTL-B	Baa3	BB+	6.00	03/31/13	600,625	591,616
IASIS Healthcare Corp.	Delayed Draw	Ba2	B+	5.70	03/15/14	475,755	427,387
IASIS Healthcare Corp.	LOC	Ba2	B+	5.70	03/15/14	127,186	114,255
IASIS Healthcare Corp.	BTL	Ba2	B+	5.70	03/15/14	1,374,928	1,235,144
PTS Pharmaceuticals	BTL-B	Ba3	BB-	6.01	04/10/14	1,975,000	1,584,938
Spectrum Labs	BTL-B	NR	NR	7.01	12/23/11	826,346	743,712
Team Health, Inc.	BTL-B	B1	BB-	4.81-5.21	11/23/12	243,125	213,950
Vanguard Health Systems, Inc.	Tranche 1	Ba3	B+	5.95-6.01	09/25/11	963,131	877,051

							10,378,534

Home & Office Furnishings, Housewares & Durables-1.6%

Jarden Corp.	BTL-B1	Ba3	BB-	5.51	01/24/12	1,019,920	897,530
Jarden Corp.	BTL-B2	Ba3	BB-	5.51	01/24/12	543,281	478,087
National Bedding Co.	1st Lien	B1	BB-	4.49-4.82	02/28/14	1,425,066	1,104,427
National Bedding Co.@	2nd Lien	Caa1	B	7.50	08/31/11	1,000,000	692,500
Simmons Co.	BTL-C	Ba2	BB-	4.81-6.50	12/19/11	816,772	738,158

							3,910,702

Hotels, Motels, Inns, & Gaming-4.5%

CCM Merger, Inc.	BTL-B	B1	BB-	4.81-5.48	07/13/12	465,956	391,403
Fairmont Hotels and Resorts	BTL-B	NR	NR	6.96	06/15/11	362,353	349,671
Golden Nugget, Inc. (8)	1st Lien	B1	BB-	5.43	06/08/14	1,272,727	1,011,818
Golden Nugget, Inc. (8)	Delayed Draw	B1	BB-	4.49-5.19	06/08/14	242,424	192,727
Green Valley Ranch Gaming LLC@	2nd Lien	Caa2	CCC+	6.96	07/08/14	1,000,000	527,500
Harrah’s Operating Co., Inc.	BTL-B1	Ba3	BB	5.80-6.76	02/03/14	995,000	802,530
Harrah’s Operating Co., Inc.	BTL-B2	Ba3	BB	5.80-6.76	01/28/15	995,000	805,453
Isle of Capri Casinos, Inc.	BTL	Ba3	BB	5.51	07/26/14	1,161,765	941,029
Isle of Capri Casinos, Inc.	Delayed Draw A	Ba3	BB	5.51	07/26/14	464,706	376,412
Isle of Capri Casinos, Inc.	Delayed Draw B	Ba3	BB	5.51	07/26/14	350,294	283,738
Las Vegas Sands, Inc.	BTL	Ba3	BB-	5.52	05/23/14	2,962,500	2,255,203
New World Gaming Partners, Ltd.	Delayed Draw	Ba3	B+	5.28	09/30/14	500,000	361,667
New World Gaming Partners, Ltd.	1st Lien	Ba3	B+	6.26	09/30/14	2,481,250	1,794,770
Venetian Macau, Ltd.	BTL	B1	B+	6.02	05/23/13	500,000	439,688
Venetian Macau, Ltd.	BTL-B	B1	B+	6.02	05/26/13	166,667	146,563
Wembley, Inc. (7)	1st Lien	Caa2	CCC	6.72-6.74	08/18/12	244,285	183,214
Wembley, Inc. (7)	2nd Lien	Ca	D	7.06	07/18/12	250,000	50,000

							10,913,386

Leisure, Amusement, Entertainment-7.7%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	5.17-6.21	06/08/12	1,950,000	1,716,000
Audio Visual Services Group, Inc.#@	2nd Lien	B3	CCC+	9.27	08/28/14	1,000,000	875,000
Deluxe Entertainment Service Group, Inc.	CND TL	Ba3	B	5.05	05/14/13	72,705	61,799
Deluxe Entertainment Service Group, Inc.	Tranche A	Ba3	B	5.05	05/11/13	39,370	33,465
Deluxe Entertainment Service Group, Inc.	BTL-B	Ba3	B	4.72-5.06	05/11/13	754,067	640,957
Fender Musical Instruments Corp.	Delayed Draw	B2	B+	6.02	06/06/14	332,500	293,431
Fender Musical Instruments Corp.	BTL-B	B2	B+	5.05-5.17	06/06/14	660,000	582,450
Formula One Holdings	BTL-B1	NR	NR	5.95	12/31/12	1,142,857	1,009,523
Formula One Holdings	BTL-B2	NR	NR	5.95	12/31/12	785,714	694,047
Formula One Holdings	BTL-D2	NR	NR	6.63	06/30/14	1,500,000	1,216,875
Hicks Sports Group@	BTL-B	B2	CCC+	6.31	12/22/10	3,000,000	2,550,000
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	CCC+	7.01	04/08/12	2,925,000	2,088,450
Panavision, Inc.	2nd Lien	Caa3	CCC+	10.30	03/30/12	500,000	385,000
Six Flags Theme Parks, Inc.	BTL	B2	B	4.94-5.46	04/30/15	3,950,000	3,203,450
WMG Acquisition Corp. (8)	BTL-B	Ba3	BB	4.80-5.70	02/28/11	3,322,634	3,011,137

							18,361,584

Machinery-1.0%

Generac Power Systems, Inc.	1st Lien	B2	B-	5.29	11/06/13	479,538	360,253
Generac Power Systems, Inc.	2nd Lien	B2	CCC	8.79	05/07/14	1,000,000	472,500
Gleason Corp.	BTL-B	Ba3	B	4.56	06/30/13	974,912	887,170
NACCO Materials Handling Group, Inc.	BTL	NR	NR	4.80-5.43	03/21/13	982,412	795,754

							2,515,677

Mining, Steel, Iron & Nonprecious Metals-1.0%

Aleris International, Inc.	BTL	B2	B+	5.25	12/19/13	982,500	790,912
Algoma Steel, Inc.	BTL-B	B3	BB-	5.69	06/08/13	706,822	678,550
Novelis, Inc.	CND TL	Ba2	BB	5.77	06/28/14	308,594	270,945
Novelis, Inc.	BTL	Ba2	BB	5.77	06/28/14	678,906	596,080
Walter Industries, Inc.	BTL	B2	BB+	5.04-5.44	10/03/12	77,385	70,420

							2,406,907

Oil & Gas-5.6%

Alon USA, Inc. (Edgington Facility) @	BTL	B1	BB	5.06	06/22/13	27,025	22,972
Alon USA, Inc. (Paramount Facility) @	BTL	B1	BB	5.06-5.96	06/22/13	216,202	183,772
Alon Krotz Springs	BTL-B	B1	B+	10.75	06/30/14	500,000	482,813
ATP Oil & Gas Corp.	BTL-B1	B1	B-	8.50	07/15/14	1,269,545	1,160,841
ATP Oil & Gas Corp.	BTL-B2	B1	B-	8.50	01/15/11	727,273	665,000
Big West Oil LLC	Delayed Draw	B1	BB	4.93-5.44	05/15/14	1,100,000	929,500
Big West Oil LLC	BTL-B	B1	BB	4.93	05/31/14	875,000	739,375
CDX Funding LLC †(7)	2nd Lien	NR	NR	9.25	03/01/13	1,000,000	790,000
Coffeyville Resources LLC	LOC	B2	BB-	5.64	12/27/10	162,162	145,743
Coffeyville Resources LLC	BTL-B	B2	BB-	5.54-6.75	12/27/13	524,910	471,763
Dresser, Inc.	1st Lien	B2	B+	5.06-5.95	05/04/14	1,941,154	1,772,920
Dresser, Inc.	2nd Lien	B3	B-	8.56	05/04/15	1,000,000	937,500
Helix Energy Solutions Group, Inc.	BTL-B	Ba2	BB+	4.79-5.70	07/01/13	503,202	468,397
McJunkin Corp.	BTL	B1	B+	7.01	01/30/14	982,500	935,013
Quicksilver Resources, Inc.	2nd Lien	B1	B+	8.20	08/08/13	997,500	958,847
Targa Resources, Inc.	LOC	Ba3	B+	4.80	10/31/12	96,774	87,581
Targa Resources, Inc.	BTL-B	Ba3	B+	5.76-5.98	10/31/12	169,452	153,354
Venoco, Inc.	2nd Lien	Caa1	B	6.81	05/07/14	1,000,000	925,000
Western Refining Co. LP	BTL	B3	BB-	7.75	05/30/14	1,833,929	1,569,843

							13,400,234

Personal & Nondurable Consumer Products-1.6%

American Achievement Corp.	BTL-B	Ba3	BB-	5.06-5.07	03/25/11	485,730	480,872
Hillman Group, Inc.	BTL-B	Ba3	BB-	5.81	03/31/11	743,072	699,881
Huish Detergents, Inc.	1st Lien	B1	B+	5.77	04/25/14	1,975,000	1,731,417
Huish Detergents, Inc.	2nd Lien	B3	CCC+	8.02	10/26/14	1,000,000	880,000

							3,792,170

Personal, Goods & Misc. Services-1.8%

Central Parking Corp.	LOC	Ba2	B-	4.51	05/22/13	379,310	326,207
Central Parking Corp.	1st Lien	Ba2	B-	5.05	05/22/14	1,112,237	956,524
NEP, Inc.	BTL-B	B2	B	6.01	02/16/14	984,991	871,717
Sabre Holdings Corp.	BTL-B	B1	B+	4.80-5.71	09/30/14	2,943,615	2,001,658
Travelport, Inc.	BTL-B	Ba3	BB-	5.95	08/23/13	264,931	213,490

							4,369,596

Personal Transportation-1.5%

Continental Airlines, Inc. @	BTL-A1	Ba3	BB	6.19	06/01/11	285,714	233,571
Continental Airlines, Inc. @	BTL-A2	Ba3	BB	6.19	06/01/11	714,286	596,429
Delta Air Lines, Inc.	2nd Lien	B2	B	5.72	04/30/14	987,500	699,150
United Airlines, Inc.	Tranche B	B3	B+	4.75-5.75	02/02/14	1,414,444	876,956
US Airways Group, Inc.	BTL	B3	B+	6.21	03/21/14	1,980,000	1,250,701

							3,656,807

Printing & Publishing-7.8%

Advanstar Communications, Inc.	1st Lien	B1	B	6.01	05/31/14	1,977,475	1,413,895
Advanstar Communications, Inc.	2nd Lien	Caa2	CCC+	8.76	11/30/14	1,000,000	615,000
Affinity Group, Inc.	BTL	B1	B	5.30-6.20	06/24/09	1,107,413	1,007,746
Affinity Group, Inc.	BTL-A	B1	B+	5.30-6.20	06/24/09	240,085	218,477
Caribe Information Investment, Inc.#	BTL-B	B1	B+	5.04-5.96	03/31/13	1,693,962	1,541,505
GateHouse Media Operating, Inc.	Delayed Draw	Caa1	CCC+	4.80-4.81	08/28/14	543,478	263,587
GateHouse Media Operating, Inc.	BTL	Caa1	CCC+	4.81	08/28/14	2,456,522	1,191,413
GateHouse Media Operating, Inc.	BTL-C	Caa1	CCC+	5.07	05/07/14	1,000,000	550,000
Idearc, Inc.	BTL-B	Ba3	BB	5.71-5.77	11/17/14	1,965,000	1,161,315
Local Insight Regatta Holdings, Inc.	BTL	Ba3	BB-	7.77	04/23/15	748,125	652,116
National CineMedia, Inc.	BTL	B1	B+	4.57	01/29/15	1,000,000	854,643
Penton Media, Inc.	BTL-B	B2	BB-	5.05-5.95	02/01/13	985,000	726,438
Reader’s Digest Associations, Inc.	BTL-B	B1	B	4.49-4.81	03/02/14	985,000	709,200
Thomas Nelson Publishers	BTL-B	B1	B	6.25	06/12/12	484,128	338,889
Thompson Publishing Group, Inc.	BTL	B1	B+	6.20	07/05/14	2,970,000	2,442,825
Tribune Co.	BTL-B	B1	B	5.79	05/01/14	5,940,038	2,658,167
Valassis Communications, Inc.	BTL	Ba2	BB	5.52	03/02/14	1,226,093	1,078,962
Valassis Communications, Inc.	Delayed Draw	Ba2	BB	5.52	03/02/14	406,546	357,760
Yell Group, Ltd.	BTL-B	Ba3	BB-	5.70	08/10/13	1,000,000	863,333

							18,645,271

Retail Stores-7.6%

Claire’s Stores, Inc.	BTL-B	B2	B	5.56-6.51	05/29/14	2,962,500	1,805,273
David’s Bridal, Inc.	BTL	B2	B	5.76	01/31/14	1,970,000	1,684,350
Dollar General Corp.	BTL-B1	B1	B+	5.55-6.45	07/06/14	1,000,000	881,429
General Nutrition Centers	BTL-B	B1	B-	5.04-6.08	09/16/13	1,970,000	1,652,338
JRD Holdings, Inc.	BTL	Ba3	BB-	5.05	05/15/17	968,750	876,719

KIK Custom Products	CND TL	B3	CCC+	5.46	05/23/14	579,512	416,283
KIK Custom Products	BTL	B3	CCC+	5.46	05/23/14	3,380,488	2,428,316
Michaels Stores, Inc.	BTL	B2	B	4.75-6.00	10/31/13	2,962,312	2,189,995
Neiman-Marcus Group, Inc.	BTL	Ba3	BB+	4.57	04/06/13	822,785	715,594
Petco Animal Supplies, Inc.	BTL-B	B1	BB-	5.05-6.01	10/25/13	491,250	436,476
Quality Stores, Inc. (Central Tractor) †#@(5)(6)	BTL-B	Caa2	NR	7.50	04/30/07	833,705	0
Quizno’s LLC	1st Lien	B2	B+	5.81	05/05/13	2,190,745	1,721,926
Smart & Final, Inc.	Delayed Draw	B2	B	5.80-6.70	05/21/13	402,010	359,799
Smart & Final, Inc.	1st Lien	B2	B	5.81-6.76	05/21/14	585,427	523,957
Smart & Final, Inc.@	2nd Lien	Caa1	CCC	10.45	11/30/14	1,000,000	700,000
The Pantry, Inc.	BTL	B1	BB	5.46	05/15/14	1,536,111	1,367,139
The Pantry, Inc.	Delayed Draw	B1	BB	5.46	05/04/14	442,222	393,578

							18,153,172

Telecommunications-2.5%

Crown Castle Operating Co.	BTL	Ba3	BB+	5.38	01/26/14	1,970,000	1,733,600
Hargray Communications Group, Inc.	BTL	B1	B	6.01	06/29/14	1,790,343	1,575,502
Hawaiian Telecom	BTL-B	Ba3	CCC+	6.26	06/01/14	558,595	389,155
IPC Systems, Inc.	1st Lien	B1	B+	6.01	05/31/14	987,500	629,531
IPC Systems, Inc.	2nd Lien	Caa1	CCC+	8.05	05/31/15	1,000,000	500,000
MetroPCS Wireless, Inc.	BTL-B	Ba3	BB-	5.06-6.00	11/03/13	980,000	877,450
Sorenson Communications, Inc.	Tranche B	B2	B+	6.21	08/16/13	426,747	402,565

							6,107,803

Textiles & Leather-0.1%

William Carter Co.	BTL-B	Ba3	BBB-	4.30-5.20	07/14/12	338,902	318,568

Utilities-5.1%

Boston Generating LLC	BTL-B	B1	B+	6.01	12/20/13	765,672	611,444
Boston Generating LLC	Synthetic LOC	B1	B+	6.01	12/20/13	172,414	137,685
Boston Generating LLC	Synthetic R/C LOC	B1	B+	6.01	12/20/13	48,276	38,552
Calpine Corp.	BTL	B2	B+	6.65	03/29/14	985,056	841,403
Entegra Power Group LLC	2nd Lien	B3	B+	6.26	03/30/14	467,611	394,352
KGen Power Corp.	LOC	Ba3	BB	4.56	01/31/14	375,000	320,625
KGen Power Corp.	BTL	Ba3	BB	5.56	01/31/14	614,063	525,023
La Paloma Generating Co.	Delayed Draw	B1	B+	5.51	08/16/12	14,665	12,025
La Paloma Generating Co.	LOC	B1	B+	4.12	08/16/12	32,787	26,885
La Paloma Generating Co.	BTL-B	B1	B+	5.51	08/16/12	184,130	150,987
La Paloma Generating Co.	BTL-C	B3	CCC+	7.26	08/16/13	250,000	192,083
Mach Gen LLC	LOC	B2	B+	5.51	02/22/13	281,250	252,281
Mach Gen LLC	BTL-B	B2	B+	4.81	02/22/14	2,667,138	2,392,423
NE Energy, Inc.	2nd Lien	B3	B-	7.71	05/01/14	250,000	233,750
NRG Energy, Inc.	CLD	Ba1	BB	4.30	02/01/13	221,501	195,721
NRG Energy, Inc.	BTL	Ba1	BB	5.26	02/01/13	449,201	396,919
NSG Holdings II LLC	LOC	Ba2	BB	4.32	06/15/14	102,041	92,602
NSG Holdings II LLC	BTL	Ba2	BB	4.32	06/15/14	743,182	674,438
Reliant Energy, Inc.	LOC	Ba3	BB+	4.24	06/30/14	2,000,000	1,683,334
Texas Competitive Electric Holdings Co., Inc.	BTL-B3	Ba3	B+	5.99-7.26	10/01/14	1,989,950	1,686,126
TPF Generation Holdings LLC	2nd Lien	B3	B-	8.01	12/15/14	1,500,000	1,306,250

							12,164,908

Total Loans (cost $298,710,814)							240,022,565

CORPORATE BONDS-0.6%
Electronics-0.6%
NXP BV
Note
5.54% due 10/15/13 (9) (cost $2,000,000)						2,000,000	1,320,000

COMMON STOCK-0.0%
Telecommunications-0.0%

Global Crossing, Ltd. †						175	2,653
SAVVIS Communications Corp. †						6,313	84,847

Total Common Stock (cost $125,981)							87,500

Total Long-Term Investment Securities (cost $300,836,795)							241,430,065

TOTAL INVESTMENTS-100.6% (cost $300,836,795) (10)							241,430,065
Liabilities in excess of other assets-(0.6)%							(1,475,151)

NET ASSETS-100.0%							$239,954,914

BTL - Bank Term Loan

CND TL - Canadian Term Loan

LOC - Letter of Credit

FSRI - First Securities Repurchase Increase

CLD - Credit Linked Deposit

CLC - Credit Linked Commitment

CLTL - Credit Linked Term Loan

STFA - Senior Term Facilities Agreement

NR - Security is not rated.

†	Non-income producing security
@	Illiquid security. At September 30, 2008, the aggregate value of these securities was $15,837,046, representing 6.6% of net assets.
#	Fair valued security; see Note 1
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of September 30, 2008.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 61 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.
(10)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2008 — (unaudited)

Note 1. Security Valuation

The investments by the SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”) in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing services. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$87,500	$—
Level 2 — Other Significant Observable Inputs	130,627,160	—
Level 3 — Significant Unobservable Inputs	110,715,405	—

Total	$241,430,065	$—

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/2007	$54,233	$—
Accrued discounts/premiums	62,300	—
Realized gain (loss)	(756,608)	—
Change in unrealized appreciation (depreciation)	(17,966,675)	—
Net purchases (sales)	13,106,704	—
Transfers in and/or out of Level 3	116,215,451	—

Balance as of 9/30/2008	$110,715,405	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2008 for federal income tax purposes were as follows:

Cost (tax basis)	$300,837,152

Gross unrealized appreciation	$2,982
Gross unrealized depreciation	(59,410,069)

Net unrealized depreciation	$(59,407,087)

Note 4. Unfunded Loan Commitments

On September 30, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Golden Nugget, Inc.	Delayed Draw Term Loan	06/08/14	$484,849
Manitowoc Co., Inc.	Bank Term Loan B	11/09/14	1,000,000
WMG Acquisition Corp.	Revolver	01/18/11	500,000

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 28, 2008